Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)
Schedule of quarterly financial data (unaudited)
	Interest	Net Interest	Net
	Income	Income	Income	Basic	Diluted
	(Dollars in thousands)
2012

First Quarter	$5,691	$4,865	$2,002	$0.29	$0.29
Second Quarter	5,740	4,920	1,899	0.28	0.28
Third Quarter	5,674	4,889	65	0.01	0.01
Fourth Quarter	5,661	4,919	1,795	0.26	0.26

2011

First Quarter	$5,999	$4,839	$1,413	$0.20	$0.20
Second Quarter	6,034	5,013	1,696	0.24	0.24
Third Quarter	5,985	5,039	956	0.14	0.14
Fourth Quarter	5,764	4,868	1,664	0.24	0.24